Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Detail)	Dec. 31, 2024
Licenses [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Trade Names [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member] | Technology [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Active user [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Maximum [Member] | Technology [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member] | Active user [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years